Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5 years

Schedule of Allowance for Doubtful Account

	Year ended March 31,
Allowance for doubtful account	2015	2016	2017
Balance at beginning of the year	$534	$607	$881
Provision for the year	216	376	420
Bad debt recovery	(143)	(102)	(49)
	$607	$881	$1,252

Schedule of Assumptions Used In Valuing Stock Options

The fair value of options granted in the years ended March 31, 2015, 2016 and 2017 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2015	2016	2017

Risk-free interest rate – weighted average	2.606%	N/A	N/A
Expected life of options – weighted average	10 years	N/A	N/A
Stock volatility	44.37%	N/A	N/A
Expected dividend yield	7.8%	N/A	N/A

Schedule of Net Income (Loss) Per Share

Basic net (loss) income per share and diluted net loss per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2015	2016	2017
Net (loss) income attributable to Deswell Industries, Inc.:
(Loss) income from continuing operations	$(2,460)	$(4,934)	$1,376
Loss from discontinued operations	(348)	—	—
Net (loss) income attributable to Deswell Industries, Inc.	$(2,808)	$(4,934)	$1,376

Basic weighted average common shares outstanding	16,056	16,056	16,035

Basic net (loss) income per share:
(Loss) income from continuing operations per share	$(0.15)	$(0.31)	$0.09
Loss from discontinued operations per share	(0.02)	—	—
Basic net (loss) income per share	$(0.17)	$(0.31)	$0.09

	Year ended March 31,
	2015	2016	2017
Basic weighted average common shares outstanding	16,056	16,056	16,035
Effect of dilutive securities – Options	—	—	—
Diluted weighted average common and potential common shares outstanding	16,056	16,056	16,035

Diluted net (loss) income per share
(Loss) income from continuing operations per share	$(0.15)	$(0.31)	$0.09
Loss from discontinued operations per share	(0.02)	—	—
Diluted net (loss) income per share	$(0.17)	$(0.31)	$0.09